Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW ALTERNATIVES FUND
Entity Central Index Key	0000355767
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013290
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Class A
Trading Symbol	NALFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
AssetsNet	$ 271,772,694
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,426,773
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$271,772,694
Number of Portfolio Holdings	47
Advisory Fee	$1,426,773
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.4%
Recycling & Waste Management	0.6%
Energy Storage	1.1%
Transportation	2.9%
Wind Turbines	3.9%
Solar Photovoltaic	4.2%
Sustainable Energy Financial Services	5.8%
Water Systems	7.0%
Energy Conservation	9.6%
Energy Management	13.3%
Utilities	20.3%
Renewable Energy Power Producers & Developers	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A.	6.4%
HA Sustainable Infrastructure Capital, Inc.	5.8%
Clearway Energy, Inc. - Class A	5.8%
Brookfield Renewable Corporation	5.6%
Acciona S.A.	5.6%
Veolia Environnement S.A.	5.5%
Enel SpA	5.4%
Siemens A.G.	5.2%
Terna - Rete Elettrica Nazionale	5.0%
EDP Renovaveis S.A.	4.4%

C000146229
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Investor Class
Trading Symbol	NAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
AssetsNet	$ 271,772,694
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,426,773
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$271,772,694
Number of Portfolio Holdings	47
Advisory Fee	$1,426,773
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.4%
Recycling & Waste Management	0.6%
Energy Storage	1.1%
Transportation	2.9%
Wind Turbines	3.9%
Solar Photovoltaic	4.2%
Sustainable Energy Financial Services	5.8%
Water Systems	7.0%
Energy Conservation	9.6%
Energy Management	13.3%
Utilities	20.3%
Renewable Energy Power Producers & Developers	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A.	6.4%
HA Sustainable Infrastructure Capital, Inc.	5.8%
Clearway Energy, Inc. - Class A	5.8%
Brookfield Renewable Corporation	5.6%
Acciona S.A.	5.6%
Veolia Environnement S.A.	5.5%
Enel SpA	5.4%
Siemens A.G.	5.2%
Terna - Rete Elettrica Nazionale	5.0%
EDP Renovaveis S.A.	4.4%